UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08340

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Greater India Portfolio

December 31, 2016

Portfolio of Investments

Common Stocks — 100.1%

Security	Shares	Value

India — 96.3%

Auto Components — 1.1%
MRF, Ltd.	3,154	$2,260,935

		$2,260,935

Automobiles — 7.6%
Bajaj Auto, Ltd.	113,012	$4,378,653
Maruti Suzuki India, Ltd.	141,206	11,024,304

		$15,402,957

Banks — 12.0%
HDFC Bank, Ltd.	426,019	$8,272,246
ICICI Bank, Ltd.	953,253	3,565,566
IndusInd Bank, Ltd.	332,966	5,416,069
RBL Bank, Ltd.(1)(2)	473,512	2,326,366
Yes Bank, Ltd.	290,998	4,930,082

		$24,510,329

Beverages — 0.8%
United Breweries, Ltd.	139,855	$1,596,522

		$1,596,522

Biotechnology — 1.0%
Biocon, Ltd.	151,361	$2,105,817

		$2,105,817

Building Products — 0.6%
Kajaria Ceramics, Ltd.	165,378	$1,130,233

		$1,130,233

Capital Markets — 1.5%
Credit Analysis & Research, Ltd.	163,539	$3,136,464

		$3,136,464

Chemicals — 5.3%
Asian Paints, Ltd.	203,002	$2,661,232
Bayer CropScience, Ltd./India	32,679	2,038,031
Castrol India, Ltd.	285,075	1,594,419
UPL, Ltd.	469,941	4,466,703

		$10,760,385

Security	Shares	Value

Construction & Engineering — 1.3%
Voltas, Ltd.	543,645	$2,601,260

		$2,601,260

Construction Materials — 3.6%
Century Textiles & Industries, Ltd.	181,003	$2,116,423
Dalmia Bharat, Ltd.	78,403	1,556,138
Grasim Industries, Ltd. GDR(3)	291,800	3,696,181

		$7,368,742

Consumer Finance — 6.5%
Bajaj Finance, Ltd.	285,730	$3,540,364
Bharat Financial Inclusion, Ltd.(2)	166,217	1,434,609
Mahindra & Mahindra Financial Services, Ltd.	1,154,470	4,576,649
Muthoot Finance, Ltd.	902,592	3,711,369

		$13,262,991

Diversified Financial Services — 1.4%
Bajaj Holdings & Investment, Ltd.	110,719	$2,951,062

		$2,951,062

Food Products — 1.6%
Britannia Industries, Ltd.	74,570	$3,161,694

		$3,161,694

Hotels, Restaurants & Leisure — 0.9%
Indian Hotels Co., Ltd. (The)	1,292,949	$1,871,321

		$1,871,321

Household Durables — 3.1%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,073,923	$4,437,642
Whirlpool of India, Ltd.(2)	145,630	1,879,403

		$6,317,045

Industrial Conglomerates — 1.7%
Siemens, Ltd.	213,676	$3,488,346

		$3,488,346

Internet Software & Services — 1.4%
Info Edge India, Ltd.	220,829	$2,888,752

		$2,888,752

20	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 12.6%
HCL Technologies, Ltd.	260,440	$3,160,702
Infosys, Ltd.	1,190,006	17,669,700
Tata Consultancy Services, Ltd.	136,988	4,767,269

		$25,597,671

Machinery — 4.3%
AIA Engineering, Ltd.	49,415	$938,445
Eicher Motors, Ltd.	17,820	5,698,788
Thermax, Ltd.	186,957	2,037,869

		$8,675,102

Metals & Mining — 2.2%
Hindustan Zinc, Ltd.	1,196,419	$4,465,852

		$4,465,852

Oil, Gas & Consumable Fuels — 4.8%
Coal India, Ltd.	983,497	$4,341,712
Indian Oil Corp., Ltd.	1,146,276	5,444,501

		$9,786,213

Personal Products — 4.7%
Colgate-Palmolive (India), Ltd.	220,758	$2,928,346
Emami, Ltd.	206,931	2,876,284
Procter & Gamble Hygiene & Health Care, Ltd.	36,246	3,772,126

		$9,576,756

Pharmaceuticals — 7.2%
Abbott India, Ltd.	34,916	$2,388,382
Aurobindo Pharma, Ltd.	569,890	5,595,391
Cipla, Ltd.	535,500	4,465,960
Dr. Reddy’s Laboratories, Ltd.	51,297	2,312,380

		$14,762,113

Real Estate Management & Development — 0.4%
Prestige Estates Projects, Ltd.	325,464	$823,174

		$823,174

Road & Rail — 1.0%
Container Corp. of India, Ltd.	123,638	$2,016,289

		$2,016,289

Security	Shares	Value

Thrifts & Mortgage Finance — 4.1%
Housing Development Finance Corp., Ltd.	451,556	$8,366,551

		$8,366,551

Tobacco — 3.6%
ITC, Ltd.	2,047,686	$7,247,845

		$7,247,845

Total India (identified cost $196,397,208)		$196,132,421

United States — 3.8%

IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A(2)	136,688	$7,658,629

		$7,658,629

Total United States (identified cost $7,431,535)		$7,658,629

Total Common Stocks (identified cost $203,828,743)		$203,791,050

Short-Term Investments — 0.0%(4)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/3/17	$67	$66,841

Total Short-Term Investments (identified cost $66,841)		$66,841

Total Investments — 100.1% (identified cost $203,895,584)		$203,857,891

Other Assets, Less Liabilities — (0.1)%		$(194,516)

Net Assets — 100.0%		$203,663,375

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $2,326,366 or 1.1% of the Portfolio’s net assets.

(2)	Non-income producing security.

21	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Portfolio of Investments — continued

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2016, the aggregate value of these securities is $3,696,181 or 1.8% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

Abbreviations:

GDR	–	Global Depositary Receipt

22	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investments, at value (identified cost, $203,895,584)	$203,857,891
Cash	293
Foreign currency, at value (identified cost, $148,935)	149,031
Receivable for foreign taxes	43,382
Total assets	$204,050,597

Liabilities
Demand note payable	$100,000
Payable to affiliates:
Investment adviser fee	150,265
Trustees’ fees	3,158
Accrued expenses	133,799
Total liabilities	$387,222
Net Assets applicable to investors’ interest in Portfolio	$203,663,375

Sources of Net Assets
Investors’ capital	$203,700,772
Net unrealized depreciation	(37,397)
Total	$203,663,375

23	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends	$2,558,735
Interest	277
Interest allocated from/dividends from affiliated investment	286
Expenses allocated from affiliated investment	(2)
Total investment income	$2,559,296

Expenses
Investment adviser fee	$2,328,554
Trustees’ fees and expenses	11,961
Custodian fee	207,901
Legal and accounting services	137,252
Miscellaneous	13,308
Total expenses	$2,698,976

Net investment loss	$(139,680)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including refundable foreign capital gains taxes of $43,182)	$57,139,685
Financial futures contracts	(289,972)
Foreign currency transactions	1,479
Net realized gain	$56,851,192
Change in unrealized appreciation (depreciation) —
Investments	$(48,725,791)
Foreign currency	(465)
Net change in unrealized appreciation (depreciation)	$(48,726,256)

Net realized and unrealized gain	$8,124,936

Net increase in net assets from operations	$7,985,256

24	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment loss	$(139,680)	$(641,808)
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	56,851,192	44,697,583
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(48,726,256)	(55,787,603)
Net increase (decrease) in net assets from operations	$7,985,256	$(11,731,828)
Capital transactions —
Contributions	$7,069,673	$17,715,280
Withdrawals	(49,559,052)	(48,408,682)
Net decrease in net assets from capital transactions	$(42,489,379)	$(30,693,402)

Net decrease in net assets	$(34,504,123)	$(42,425,230)

Net Assets
At beginning of year	$238,167,498	$280,592,728
At end of year	$203,663,375	$238,167,498

25	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.19%	1.23%	1.22%	1.31%	1.33%
Net investment income (loss)	(0.06)%	(0.23)%	0.17%	0.58%	0.22%
Portfolio Turnover	91%	30%	22%	42%	65%

Total Return	3.35%	(4.33)%	40.17%	(9.52)%	29.53%

Net assets, end of year (000’s omitted)	$203,663	$238,167	$280,593	$231,169	$361,498

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2016, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends

27

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2016, the Portfolio, for tax reporting in India, had accumulated losses of INR 665,133,211 (having a value of approximately $9,800,000 at December 31, 2016) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 574,988,901) and March 31, 2022 (INR 90,144,310).

As of December 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. During the year ended December 31, 2016, the Indian tax authorities completed their review of the Portfolio’s India tax return for the year ended March 31, 2013 with no significant changes to the amounts as previously reported on such tax return.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% (1.10% prior to September 15, 2016) of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction

28

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2016, the investment adviser fee amounted to $2,328,554 or 1.03% of the Portfolio’s average daily net assets. Pursuant to an interim sub-advisory agreement effective September 15, 2016, and a sub-advisory agreement effective December 16, 2016, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management International (GSAMI) and pays GSAMI a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Prior to September 15, 2016, BMR paid LGM Investments Limited a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $203,691,400 and $243,397,896, respectively, for the year ended December 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,781,770

Gross unrealized appreciation	$16,524,216
Gross unrealized depreciation	(18,448,095)

Net unrealized depreciation	$(1,923,879)

The net unrealized appreciation on foreign currency transactions at December 31, 2016 on a federal income tax basis was $296.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2016, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2016, the Portfolio entered into equity index futures contracts to manage cash flows.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$(289,972)	$—

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2016, which is indicative of the volume of this derivative type, was approximately $1,672,000.

29

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2016, the Portfolio had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 1.66%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2016. The Portfolio’s average borrowings or allocated fees during the year ended December 31, 2016 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Greater India Portfolio

December 31, 2016

Notes to Financial Statements — continued

At December 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$25,852,258		$—	$25,852,258
Consumer Staples	—	21,582,817		—	21,582,817
Energy	—	9,786,213		—	9,786,213
Financials	—	52,227,397		—	52,227,397
Health Care	—	16,867,930		—	16,867,930
Industrials	—	17,911,230		—	17,911,230
Information Technology	7,658,629	28,486,423		—	36,145,052
Materials	—	22,594,979		—	22,594,979
Real Estate	—	823,174		—	823,174

Total Common Stocks	$7,658,629	$196,132,421	*	$—	$203,791,050

Short-Term Investments	$—	$66,841		$—	$66,841

Total Investments	$7,658,629	$196,199,262		$—	$203,857,891

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Greater India Portfolio

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:

We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Greater India Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 24, 2017

32

Eaton Vance Greater India Fund

Greater India Portfolio

December 31, 2016

Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater India Fund

The Fund held a Special Meeting of Shareholders on Thursday, November 17, 2016 and adjourned until Friday, December 16, 2016 for the following purposes: (1) to approve an investment sub-advisory agreement between Boston Management and Research (“BMR”) and Greater India Portfolio (the “Portfolio”); (2) to approve a change in the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940, as amended (“1940 Act”); (3) to approve a change in the diversification status of the Portfolio from a diversified fund to a non-diversified fund, as such terms are defined under the 1940 Act; (4) to approve an Investment Advisory Agreement between BMR and Eaton Vance Special Investment Trust (the “Trust”) on behalf of the Fund, pursuant to which BMR will serve as investment adviser to the Fund; and (5) to approve an Investment Sub-Advisory Agreement between BMR and GSAMI, pursuant to which GSAMI will serve as investment sub-adviser to the Fund. The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Uninstructed(2)

Proposal One	3,212,577	209,555	176,194	769,370
Proposal Two	3,144,919	267,207	186,201	769,370
Proposal Three	3,143,389	267,539	187,398	769,370
Proposal Four	3,229,822	185,104	183,401	769,370
Proposal Five	3,200,320	203,382	194,627	769,370

Each proposal was also approved for Greater India Portfolio.

(1)    Excludes fractional shares.

(2)    Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

Greater India Portfolio

The Portfolio held a Special Meeting of Interestholders on Thursday, November 17, 2016 and adjourned until Friday, December 16, 2016 for the following purposes: (1) to approve an investment sub-advisory agreement between Boston Management and Research (“BMR”) and Greater India Portfolio (the “Portfolio”); (2) to approve a change in the diversification status of the Fund from a diversified fund to a non-diversified fund, as such terms are defined under the Investment Company Act of 1940, as amended (“1940 Act”); (3) to approve a change in the diversification status of the Portfolio from a diversified fund to a non-diversified fund, as such terms are defined under the 1940 Act; (4) to approve an Investment Advisory Agreement between BMR and Eaton Vance Special Investment Trust (the “Trust”) on behalf of the Fund, pursuant to which BMR will serve as investment adviser to the Fund; and (5) to approve an Investment Sub-Advisory Agreement between BMR and GSAMI, pursuant to which GSAMI will serve as investment sub-adviser to the Fund. The interestholder meeting results are as follows:

	Interest in the Portfolio
	For	Against	Abstain(1)	Uninstructed(1)

Proposal One	74%	5%	4%	18%
Proposal Two	72%	6%	4%	18%
Proposal Three	72%	6%	4%	18%
Proposal Four	74%	4%	4%	18%
Proposal Five	73%	4%	4%	18%

Results are rounded to the nearest whole number and may not total 100% due to rounding.

(1)

Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the Proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

33

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At meetings of the Boards of Trustees (each a “Board”) of Eaton Vance Special Investment Trust (the “Trust”), on behalf of Eaton Vance Greater India Fund (the “Fund”), and Eaton Vance Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests substantially all of its assets, held on August 9 and 10, 2016, the Board, including a majority of the Independent Trustees, voted to approve the following advisory agreements relating to the Portfolio and the Fund (as indicated):

(i)	a new investment advisory agreement (the “BMR Agreement”) between the Fund and Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM” and, together with the Adviser and their affiliates, “Eaton Vance”);

(ii)	a new sub-advisory agreement between the Adviser and Goldman Sachs Asset Management International (“GSAMI”) relating to the Portfolio (the “Portfolio GSAMI Agreement”); and

(iii)	a new sub-advisory agreement between the Adviser and GSAMI relating to the Fund (the “Fund GSAMI Agreement” and, together with the Portfolio GSAMI Agreement, the “Proposed GSAMI Agreements”).

The BMR Agreement and the Proposed GSAMI Agreements are sometimes referred to herein collectively as the “Proposed Agreements”. None of the Proposed Agreements may become effective without the prior approval of shareholders of the Portfolio and the Fund, as the case may be.

At the meeting held on August 9 and 10, 2016, the Board of the Portfolio also voted to approve an interim investment sub-advisory agreement between the Adviser and GSAMI (the “Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement became effective on September 15, 2016 when GSAMI assumed responsibility as sub-adviser of the Portfolio in accordance with the requirements of Rule 15a-4 under the 1940 Act and is substantially the same as the Portfolio GSAMI Agreement. Previously, LGM, Inc. (the “Prior Sub-Adviser”) served as the sub-adviser to the Portfolio pursuant a sub-advisory agreement with the Adviser that terminated effective September 15, 2016 (the “Prior Sub-Advisory Agreement”) in connection with the implementation of the Interim Sub-Advisory Agreement. The action taken by the Board to replace the Prior Sub-Adviser with GSAMI as the sub-adviser for the Portfolio was in response to an affirmative recommendation by Eaton Vance, which had concluded that GSAMI is positioned to provide enhanced portfolio management services for the Portfolio and, therefore, that the approval of the Proposed GSAMI Agreements would be consistent with the interests of the Portfolio and the Fund.

At the meetings held on August 9 and 10, 2016, the Board of the Trust also voted to recommend that shareholders of the Fund approve the Proposed Agreements and authorized the officers of the Trust to call a meeting of shareholders of the Fund to consider and vote on the Proposed Agreements. As an interest holder in the Portfolio, the Fund will cast its votes with respect to the Portfolio GSAMI Agreement in the same proportion as the votes cast by Fund shareholders at the meeting.

In voting to approve the Proposed Agreements and recommend approval of the Proposed Agreements by shareholders of the Fund, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees, as well as the affirmative recommendation of Eaton Vance. Acting through a working group established by the Contract Review Committee specifically for the purpose of evaluating the Proposed Agreements, the Contract Review Committee requested information from Eaton Vance and GSAMI relevant to the Committee’s consideration of the Proposed Agreements. Leading up to the meeting of the Board on August 9 and 10, 2016, the Contract Review Committee and/or its working group held a series of meetings (together with the meeting of the Board on August 9 and 10, 2016, the “Meetings”) to review and evaluate information provided by Eaton Vance and GSAMI relating to the Proposed Agreements. In addition, the Contract Review Committee, the working group and the Board met with representatives from each of Eaton Vance and GSAMI to discuss the terms of the Proposed Agreements and the plans of the Adviser and GSAMI for managing the assets of the Portfolio and the Fund, in the event that the Fund were to invest all or a portion of its assets directly in securities in the future (rather than in the Portfolio).

In addition to the information received in response to specific requests of the working group relating to the Proposed Agreements, the Contract Review Committee considered other relevant information received at prior meetings of the Board and its committees relating to Eaton Vance, including information provided to the Contract Review Committee in connection with the annual contract review process relating to the current investment advisory agreement between the Adviser and the Portfolio (the “Current Advisory Agreement”) and similar investment advisory agreements with EVM or the Adviser relating to other registered investment companies within the Eaton Vance family of funds (the “Eaton Vance Funds”).

34

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval — continued

The information that the Board considered at the Meetings and/or in connection with the annual contract renewal process included, among other things, the following:

Information about Fees, Performance and Expenses

•	Information comparing the advisory and related fees paid and payable by the Fund, before and after giving effect to the advisory fee reductions described below, with fees paid by comparable funds;

•

Information comparing the total expense ratio of the Fund and its components, under the Current Advisory Agreement and on a pro forma basis after giving effect to the advisory fee reductions, to the total expense ratio and components of comparable funds;

•	A report from an independent data provider comparing the investment performance of the Fund to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance of the Fund in comparison to the current and proposed benchmark indices and customized groups of peer funds identified by Eaton Vance in consultation with the Board;

•	Information regarding investment performance of other relevant accounts managed by GSAMI;

•

Profitability analyses for Eaton Vance with respect to the Fund for the prior year under the Current Advisory Agreement and information regarding the projected profitability of GSAMI in connection with its appointment as sub-adviser;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance and to be provided by GSAMI, including the investment strategies and processes they employ;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance and GSAMI as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of the Fund, including information relating to anticipated portfolio turnover in connection with the appointment of GSAMI as sub-adviser to the Portfolio;

Information about Eaton Vance and GSAMI

•	Reports detailing the financial results and condition of Eaton Vance and GSAMI;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of the Adviser and GSAMI and their relevant affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and GSAMI (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and GSAMI and their relevant affiliates;

•	A description of Eaton Vance’s procedures for overseeing third party sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance; and

•	The terms of the Proposed Agreements.

In connection with its consideration of the Proposed Agreements, the Contract Review Committee and its working group were assisted by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each of the Proposed Agreements and the weight to be given to each such factor. The conclusions reached with respect to each Proposed Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Proposed Agreement. In evaluating each Proposed Agreement, including the specific fee structures and other terms, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the various advisers and sub-advisers of the Eaton Vance Funds.

35

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that approval of the Proposed Agreements, including the fee structure of each Proposed Agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the Proposed Agreements. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the Proposed Agreements. Accordingly, at the meeting of the Board held on August 9 and 10, 2016, (i) the Board of the Portfolio, including a majority of the Independent Trustees, voted to approve the Portfolio GSAMI Agreement and (ii) the Board of the Trust, including a majority of the Independent Trustees, voted to approve the BMR Agreement and the Fund GSAMI Agreement and to recommend to shareholders of the Fund approval of the Proposed Agreements. In addition, the Board of the Portfolio, including a majority of the Independent Trustees, voted to approve the Interim Sub-Advisory Agreement based on its consideration of the same information and factors described herein with respect to its approval of the Portfolio GSAMI Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Proposed Agreements, the Board evaluated the nature, extent and quality of services to be provided by the Adviser and GSAMI under the Proposed Agreements. In connection with this review, the Board considered information provided by Eaton Vance regarding its experience with and knowledge of the investment personnel and operations of GSAMI.

The Board considered the Adviser’s and GSAMI’s management capabilities and investment process with respect to the types of investments in which the Portfolio invests, including certain anticipated changes to be implemented in connection with the appointment of GSAMI as sub-adviser, including a proposed change of the Portfolio from a “diversified” fund to “non-diversified” fund. The Board also considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services under the Proposed Agreements.

With respect to the Adviser, the Board considered information regarding Eaton Vance’s procedures for overseeing third party sub-advisers generally, including with respect to regulatory and compliance issues, investment management and other matters. The Board also considered the Adviser’s responsibilities and capabilities in overseeing the activities of GSAMI under the BMR Agreement. The Board took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of Eaton Vance and other factors, such as the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

With respect to GSAMI, the Board took into account the resources available to GSAMI in fulfilling its duties under the Proposed GSAMI Agreements and GSAMI’s experience and performance in managing accounts and sleeves of accounts using strategies similar to the Portfolio. The Board also considered the potential benefits of having portfolio management services involving equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region.

The Board considered the compliance programs of the Adviser, GSAMI and their relevant affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities, as well as the due diligence performed by Eaton Vance with respect to the compliance programs of GSAMI and its relevant affiliates. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and GSAMI, taken as a whole, are appropriate and consistent with the terms of the Proposed Agreements.

Fund Performance

In considering the Proposed GSAMI Agreements, the Board considered information regarding the performance of GSAMI in managing strategies similar to that employed by the Portfolio. The Board noted that such performance compared favorably with the performance of the Fund and relevant benchmark indices during all relevant time periods.

36

Eaton Vance

Greater India Fund

December 31, 2016

Board of Trustees’ Contract Approval — continued

In considering the BMR Agreement, the Board reviewed information regarding the historical performance of the Fund, recognizing that the Adviser, in its capacity as the adviser of the Portfolio under the Current Advisory Agreement, has been indirectly responsible for the performance of the Fund through its oversight of the Prior Sub-Adviser. The Board noted that, although the Fund had outperformed its benchmark index during the most recent one-, three- and five-year periods ended May 31, 2016, the Fund had underperformed relative to its peer funds for the same time periods. The Board concluded that, in recommending the appointment of GSAMI as the new sub-adviser of the Portfolio, the Adviser had taken appropriate actions to address the Fund’s performance.

On the basis of the foregoing and other relevant information provided by Eaton Vance and GSAMI, the Board concluded that the Adviser and GSAMI can be expected to bring appropriate resources to bear in pursuing satisfactory performance for the Portfolio and the Fund under the Proposed Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”) under the Proposed Agreements. As part of its review, the Board considered the Fund’s management fees and total expense ratio, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered that, effective September 15, 2016, the Adviser had contractually agreed to reduce the advisory fee payable to it by 25 basis points and noted that this reduction cannot be terminated without the approval of a majority of the holders of interests in the Portfolio. The Board also considered that, under the Proposed GSAMI Agreements, the Adviser will pay GSAMI a fee that is lower than the fee previously paid under the Prior Sub-Advisory Agreement.

The Board noted that under the terms of the BMR Agreement, assets of the Fund may be invested directly in securities, for which the Adviser would receive a fee, or in the Portfolio, for which the Adviser receives no separate fee from the Fund but for which it receives an advisory fee from the Portfolio. The Board noted that GSAMI, which is paid by the Adviser under the Fund GSAMI Agreement, similarly would receive a fee from the Adviser for assets of the Fund invested directly in securities but would not receive a fee for assets of the Fund invested in the Portfolio.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and GSAMI, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

In connection with its review of the BMR Agreement, the Board of the Trust considered the level of profits realized by Eaton Vance with respect to the Fund in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments expected to be made by Eaton Vance to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by Eaton Vance in connection with its relationships with the Fund, including the benefits of research services that may be available to Eaton Vance as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive. In connection with the consideration of the Proposed GSAMI Agreements, the Board concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, GSAMI’s expected profitability was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund and the Portfolio to share in the benefits from any economies of scale in the future.

37

Eaton Vance

Greater India Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

38

Eaton Vance

Greater India Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

39

Eaton Vance

Greater India Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Eaton Vance Greater India

Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater Inda Fund and

Greater India Portfolio

Goldman Sachs Asset Management International

Christchurch Court

10 -15 Newgate Street

London, England EC1A 7HD

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$33,060	$33,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$61,562	$43,669
All Other Fees(3)	$0	$0

Total	$94,622	$77,029

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2015 and December 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/15	12/31/16
Registrant	$61,562	$43,669

Eaton Vance(1)	$56,434	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 27, 2017